SEGMENT REPORTING (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Number Of Reportable Segments Disclosed By Definition Flag	true	true
Revenue	$ 1,386,608	$ 1,129,238
Cost of revenue	(829,124)	(740,172)
Gross profit	557,484	389,066
Operating expenses	2,719,661	1,998,808
Operating profit (loss)	(2,162,177)	(1,609,742)
Other income (expenses), net	(28)	7,649
Profit (loss) before income tax	(2,162,205)	(1,602,093)
Identifiable long-lived assets	159,926	667,025
Total assets	8,911,138	5,791,578	$ 2,817,180
Corporate and Unallocated
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Operating expenses	971,674	785,857
Operating profit (loss)	(971,674)	(785,857)
Other income (expenses), net		17,835
Profit (loss) before income tax	(971,674)	(768,022)
Identifiable long-lived assets	149,180	648,831
Total assets	8,215,322	1,588,821
Exosome Products | Operating segments
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue	1,386,608	1,129,238
Cost of revenue	(829,124)	(740,172)
Gross profit	557,484	389,066
Operating expenses	367,989	345,929
Operating profit (loss)	189,495	43,137
Other income (expenses), net	(28)	(10,186)
Profit (loss) before income tax	189,467	32,951
Identifiable long-lived assets	10,746	18,194
Total assets	695,816	4,202,757
CD-19 Armed-T Products | Operating segments
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Operating expenses	128,536	357,468
Operating profit (loss)	(128,536)	(357,468)
Profit (loss) before income tax	(128,536)	(357,468)
GDT cell therapy Products | Operating segments
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Operating expenses	1,251,462	509,554
Operating profit (loss)	(1,251,462)	(509,554)
Profit (loss) before income tax	$ (1,251,462)	$ (509,554)